NONCONTROLLING INTEREST (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Feb. 06, 2009	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2016
Repurchase of preferred stock				$ 2,580
Subsidiary Bank [Member]
Expiration date of warrant	Feb. 06, 2019
Subsidiary Bank [Member] | First Five Years [Member]
Preferred stock dividend rate	5.00%
Subsidiary Bank [Member] | Thereafter [Member]
Preferred stock dividend rate	9.00%
Subsidiary Bank [Member] | Common Stock Warrant [Member]
Issuance of preferred stock	$ 426
Warrant, shares		86,957
Securities to be issued for conversion of warrants		Common stock
Subsidiary Bank [Member] | Redeemable Preferred Stock [Member]
Redemption of preferred stock, shares				2,600
Redemption of preferred stock (par value)				$ 1,000
Subsidiary Bank [Member] | Preferred Stock [Member]
Preferred stock amount	4,000		$ 2,580	$ 2,580
Preferred stock par value amount			2,600
Issuance of preferred stock	$ 3,554
Issuance of preferred stock, shares	4,000
Payment of stock issuance costs	$ 20		20
Preferred stock, liquidation preference	$ 1
Warrant, shares	86,957
Securities to be issued for conversion of warrants	Common shares
Exercise price of warrant	$ 6.90
Discount on preferred stock	$ 426
Amortization period of discount on preferred stock	60 months
Repurchase of preferred stock			1,194
Value of preferred stock repurchased			$ 1,400
Percent of preferred stock repurchased			35.00%
Percent of par value of preferred stock price repurchased			85.30%
Gain from redemption below par			$ 206
Preferred stock reasonable market rate	14.00%